Summary of Significant Accounting Policies - Advertising and Concentration of Risk (Details) - TEMPO AUTOMATION INC - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Advertising costs	$ 0.5	$ 0.3
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	49.00%	64.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	46.00%	42.00%